Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Reserve of share-based payments [member]	Foreign currency translation reserve [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2021	$ 114,922,698	$ 6,733,118	$ (816,390)	$ (74,055,061)	$ 5,795,826	$ 52,580,191
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year				34,684,554	(281,733)	34,402,821
Other comprehensive (loss)/income for the half-year, net of tax			3,140,181		554,291	3,694,472
Total comprehensive (loss)/income for the half-year			3,140,181	34,684,554	272,558	38,097,293
Movement in non-controlling interest due to increase in issued capital of AKCM Pty Ltd			144,086	(3,029,107)	2,897,325	12,304
Movement in equity of Snow Lake Resources due to loss of control		(1,043,848)	(241,826)	3,898,683	(1,384,085)	1,228,924
Issue of shares for cash	12,000,000					12,000,000
Exercise of performance rights (Note 13)	312,000					312,000
Share issue costs	(1,521,439)					(1,521,439)
Share options expense for period (note 17)		1,457,000				1,457,000
Performance rights expense for period (note 17)		163,053				163,053
Total comprehensive income/(loss) for the year						38,097,293
Balance at 30 June 2022 at Jun. 30, 2022	125,713,259	7,309,323	2,226,051	(38,500,932)	7,581,625	104,329,326
Balance at Jun. 30, 2022	125,713,259	7,309,323	2,226,051	(38,500,931)	7,581,624	104,329,326
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year				(5,857,887)	(45,564)	(5,903,451)
Other comprehensive (loss)/income for the half-year, net of tax			686,397		123,453	809,850
Total comprehensive (loss)/income for the half-year			686,397	(5,857,887)	77,889	(5,093,601)
Issue of shares for cash	18,474,999					18,474,999
Share issue costs	(1,822,784)					(1,822,784)
Share options expense for period (note 17)		1,308,220				1,308,220
Performance rights expense for period (note 17)		137,622				137,622
Total comprehensive income/(loss) for the year						(5,093,600)
Exercise of options	40,000					40,000
Balance at Dec. 31, 2022	142,405,474	8,755,165	2,912,448	(44,358,819)	7,659,514	117,373,782
Balance at Jun. 30, 2022	125,713,259	7,309,323	2,226,051	(38,500,931)	7,581,624	104,329,326
Balance at 1 July 2022 at Jun. 30, 2022	125,713,259	7,309,323	2,226,051	(38,500,932)	7,581,625	104,329,326
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year				(11,484,091)	(87,149)	(11,571,240)
Other comprehensive (loss)/income for the half-year, net of tax			1,649,254		292,308	1,941,562
Issue of shares for cash	19,059,988					19,059,988
Exercise of performance rights (Note 13)	40,130					40,130
Share issue costs	(1,826,706)					(1,826,706)
Share options expense for period (note 17)		1,116,829				1,116,829
Performance rights expense for period (note 17)		300,076				300,076
Total comprehensive income/(loss) for the year			1,649,254	(11,484,091)	205,159	(9,629,678)
Balance at Jun. 30, 2023	142,986,671	8,726,228	3,875,305	(49,985,023)	7,786,784	113,389,965
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year				(9,143,311)	(51,229)	(9,194,540)
Other comprehensive (loss)/income for the half-year, net of tax			(1,307,958)		(234,939)	(1,542,897)
Total comprehensive (loss)/income for the half-year			(1,307,958)	(9,143,311)	(286,168)	(10,737,437)
Share options expense for period (note 17)		401,582				401,582
Performance rights expense for period (note 17)		(304,927)				(304,927)
Total comprehensive income/(loss) for the year						(10,737,437)
Balance at Dec. 31, 2023	$ 142,986,671	$ 8,822,883	$ 2,567,347	$ (59,128,334)	$ 7,500,616	$ 102,749,183